Events after the Reporting Period (Details) € / shares in Units, € in Thousands						1 Months Ended				6 Months Ended		12 Months Ended
	Oct. 08, 2021 USD ($)	Mar. 26, 2021 EUR (€) shares	Mar. 11, 2020 EUR (€)	Oct. 16, 2019 EUR (€)	May 16, 2019 EUR (€)	Oct. 31, 2021 EUR (€)	Jul. 31, 2021 USD ($) item shares	Jul. 31, 2021 USD ($) item € / shares shares	Jan. 31, 2021 EUR (€)	Jun. 30, 2021 EUR (€) shares	Jun. 30, 2021 USD ($)	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021 USD ($) shares	Mar. 31, 2021 EUR (€)	Mar. 31, 2021 USD ($)	Mar. 10, 2021 EUR (€)	Mar. 10, 2021 USD ($)	Dec. 31, 2020 EUR (€) shares	Dec. 23, 2020 EUR (€)	Dec. 23, 2020 USD ($)	Jul. 31, 2020 EUR (€)	Jul. 31, 2020 USD ($)	Jun. 30, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Jan. 01, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of non-adjusting events after reporting period [line items]
Equity amount | €		€ 85,900	€ 85,900	€ 5,500	€ 60,000				€ 1,850	€ 85,900
Development partner for a purchase price | €									€ 1,000										€ 763						€ 0
Notional amount															€ 1,048	$ 1,250,000				€ 205	$ 250,000	€ 422	$ 500,000
Shares issued										76,290				76,290					69,103
Additional percentage of employees signed Letters accepting modifications to terms												3.83%
Increase in cash | €										€ 62,736									€ 102,144					€ 76,107	€ 59,571	€ 47,139	€ 47,139
Amount of Insurance Claim refunded | €						€ 1,363
Business combination
Disclosure of non-adjusting events after reporting period [line items]
Increase in cash | $														$ 584,300,000
Proceeds from the PIPE Investment | $											$ 450,000,000.0
Deferred underwriter and legal fees | $											$ 35,900,000
Zenlabs Investment
Disclosure of non-adjusting events after reporting period [line items]
Equity amount | $							$ 6,000
Percentage of shares acquired													34.80%
Amount paid for newly issued shares							2,212	2,212
ESOP amendment
Disclosure of non-adjusting events after reporting period [line items]
Number of options vested | $	2,857
Strategic Commercial Collaboration
Disclosure of non-adjusting events after reporting period [line items]
Number of jets purchased | item							220	220
Amount paid for jets purchased | $							$ 1,000,000,000.0	$ 1,000,000,000.0
Tranche 1 | Strategic Commercial Collaboration
Disclosure of non-adjusting events after reporting period [line items]
Warrants issued							8,000,000
Warrants exercise price | € / shares								$ 0.12
Tranche 2 | Strategic Commercial Collaboration
Disclosure of non-adjusting events after reporting period [line items]
Warrants issued							1,800,000
Share Purchase Agreement
Disclosure of non-adjusting events after reporting period [line items]
Percentage of shares acquired																	25.72%	25.72%
Development partner for a purchase price																	€ 8,409	$ 10,000,000
Class A shares
Disclosure of non-adjusting events after reporting period [line items]
Shares issued										24,808				24,808					24,808
Class A shares | Tranche 3 | Strategic Commercial Collaboration
Disclosure of non-adjusting events after reporting period [line items]
Warrants issued							6,200,000
Series B2
Disclosure of non-adjusting events after reporting period [line items]
Shares issued		7,187